Cover	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	LOGPROSTYLE INC.
Entity Central Index Key	0002040290
Entity Address, Address Line One	3-6-23 Kitaaoyama
Entity Address, City or Town	Minato-ku
City Area Code	+81
Local Phone Number	03-6897-8560
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false